Quarterly Holdings Report
for
Fidelity® Focused High Income Fund
January 31, 2023
FFH-NPRT3-0423
1.813015.118
Corporate Bonds - 90.5%
	Principal Amount (a)	Value ($)
Convertible Bonds - 0.7%
Broadcasting - 0.7%
DISH Network Corp.:
2.375% 3/15/24	1,230,000	1,139,595
3.375% 8/15/26	680,000	444,919
		1,584,514
Nonconvertible Bonds - 89.8%
Aerospace - 3.0%
BWX Technologies, Inc. 4.125% 6/30/28 (b)	795,000	717,492
Howmet Aerospace, Inc. 6.75% 1/15/28	665,000	697,748
Kaiser Aluminum Corp. 4.625% 3/1/28 (b)	1,730,000	1,579,490
Moog, Inc. 4.25% 12/15/27 (b)	1,025,000	950,688
Rolls-Royce PLC 5.75% 10/15/27 (b)	1,115,000	1,083,702
Science Applications International Corp. 4.875% 4/1/28 (b)	150,000	140,625
TransDigm, Inc.:
7.5% 3/15/27	145,000	146,129
8% 12/15/25 (b)	1,505,000	1,534,483
		6,850,357
Air Transportation - 0.3%
United Airlines, Inc. 4.375% 4/15/26 (b)	750,000	712,001
Automotive & Auto Parts - 2.6%
Allison Transmission, Inc. 3.75% 1/30/31 (b)	1,115,000	942,877
Dana, Inc. 4.5% 2/15/32	380,000	320,534
Ford Motor Credit Co. LLC:
2.7% 8/10/26	305,000	272,975
4% 11/13/30	1,495,000	1,305,344
4.687% 6/9/25	2,140,000	2,078,373
5.125% 6/16/25	530,000	520,921
LCM Investments Holdings 4.875% 5/1/29 (b)	165,000	136,166
Thor Industries, Inc. 4% 10/15/29 (b)	500,000	415,760
		5,992,950
Banks & Thrifts - 0.5%
Jane Street Group LLC/JSG Finance, Inc. 4.5% 11/15/29 (b)	210,000	187,473
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc. 3.625% 3/1/29 (b)	1,185,000	999,773
		1,187,246
Broadcasting - 0.7%
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% 8/15/26 (b)	1,390,000	102,513
Scripps Escrow II, Inc. 3.875% 1/15/29 (b)	410,000	342,519
Sirius XM Radio, Inc.:
3.875% 9/1/31 (b)	390,000	321,508
5.5% 7/1/29 (b)	625,000	585,719
TEGNA, Inc. 5% 9/15/29	210,000	197,822
		1,550,081
Building Materials - 1.2%
Advanced Drain Systems, Inc. 5% 9/30/27 (b)	1,320,000	1,256,466
Builders FirstSource, Inc. 4.25% 2/1/32 (b)	355,000	305,388
Standard Industries, Inc./New Jersey 4.375% 7/15/30 (b)	1,300,000	1,111,332
		2,673,186
Cable/Satellite TV - 3.6%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.5% 8/15/30 (b)	675,000	576,761
4.5% 6/1/33 (b)	785,000	637,813
5% 2/1/28 (b)	1,780,000	1,662,075
5.125% 5/1/27 (b)	2,110,000	2,010,936
CSC Holdings LLC:
4.125% 12/1/30 (b)	160,000	118,283
5.375% 2/1/28 (b)	1,500,000	1,265,625
5.5% 4/15/27 (b)	1,320,000	1,162,524
Ziggo Bond Co. BV 6% 1/15/27 (b)	300,000	283,734
Ziggo BV 4.875% 1/15/30 (b)	475,000	413,744
		8,131,495
Chemicals - 3.2%
Axalta Coating Systems/Dutch Holding BV 4.75% 6/15/27 (b)	935,000	883,575
LSB Industries, Inc. 6.25% 10/15/28 (b)	235,000	211,737
Methanex Corp.:
5.25% 12/15/29	160,000	147,122
5.65% 12/1/44	991,000	814,475
NOVA Chemicals Corp. 5.25% 6/1/27 (b)	1,710,000	1,590,437
Nufarm Australia Ltd. 5% 1/27/30 (b)	865,000	784,828
SPCM SA 3.125% 3/15/27 (b)	385,000	338,942
The Chemours Co. LLC:
4.625% 11/15/29 (b)	385,000	321,675
5.375% 5/15/27	1,000,000	924,484
5.75% 11/15/28 (b)	505,000	460,181
Valvoline, Inc. 4.25% 2/15/30 (b)	255,000	250,674
W.R. Grace Holding LLC 4.875% 6/15/27 (b)	505,000	468,539
		7,196,669
Consumer Products - 0.6%
Newell Brands, Inc. 5.625% 4/1/36 (c)	490,000	436,541
Prestige Brands, Inc. 3.75% 4/1/31 (b)	600,000	509,460
Tempur Sealy International, Inc. 3.875% 10/15/31 (b)	395,000	325,444
		1,271,445
Containers - 1.4%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 4.125% 8/15/26 (b)	50,000	45,625
Ball Corp. 3.125% 9/15/31	1,340,000	1,095,663
BWAY Holding Co. 7.875% 8/15/26 (b)(d)	430,000	433,763
Graphic Packaging International, Inc. 3.75% 2/1/30 (b)	190,000	164,496
OI European Group BV 4.75% 2/15/30 (b)	390,000	352,015
Trivium Packaging Finance BV 5.5% 8/15/26 (b)	1,215,000	1,165,355
		3,256,917
Diversified Financial Services - 5.0%
Coinbase Global, Inc.:
3.375% 10/1/28 (b)	965,000	622,425
3.625% 10/1/31 (b)	310,000	180,575
Hightower Holding LLC 6.75% 4/15/29 (b)	1,105,000	951,206
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.25% 5/15/27	3,405,000	3,179,419
6.25% 5/15/26	1,620,000	1,591,476
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.25% 2/1/27 (b)	845,000	744,656
LPL Holdings, Inc. 4% 3/15/29 (b)	1,520,000	1,360,400
MSCI, Inc. 3.25% 8/15/33 (b)	310,000	254,200
OneMain Finance Corp.:
3.5% 1/15/27	1,145,000	996,102
6.875% 3/15/25	1,105,000	1,101,530
7.125% 3/15/26	500,000	496,728
		11,478,717
Diversified Media - 0.3%
Lamar Media Corp. 3.625% 1/15/31	915,000	776,981
Energy - 19.5%
Altus Midstream LP 5.875% 6/15/30 (b)	270,000	256,500
Apache Corp.:
4.25% 1/15/30	215,000	196,691
5.1% 9/1/40	600,000	523,950
5.25% 2/1/42	905,000	760,263
5.35% 7/1/49	150,000	124,095
Centennial Resource Production LLC 5.875% 7/1/29 (b)	200,000	187,000
Cheniere Energy Partners LP:
3.25% 1/31/32	385,000	321,410
4% 3/1/31	1,625,000	1,457,885
Cheniere Energy, Inc. 4.625% 10/15/28	1,085,000	1,033,083
CNX Midstream Partners LP 4.75% 4/15/30 (b)	160,000	135,381
Continental Resources, Inc. 5.75% 1/15/31 (b)	1,630,000	1,600,425
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27 (b)	1,928,000	1,842,609
5.75% 4/1/25	3,007,000	2,964,451
CVR Energy, Inc.:
5.25% 2/15/25 (b)	640,000	617,600
5.75% 2/15/28 (b)	150,000	137,250
DCP Midstream Operating LP:
5.375% 7/15/25	640,000	638,704
5.6% 4/1/44	85,000	84,939
6.45% 11/3/36 (b)	380,000	398,597
8.125% 8/16/30	25,000	28,508
Endeavor Energy Resources LP/EER Finance, Inc. 5.75% 1/30/28 (b)	735,000	720,300
EnLink Midstream LLC 5.625% 1/15/28 (b)	195,000	190,613
EnLink Midstream Partners LP:
5.05% 4/1/45	255,000	200,468
5.45% 6/1/47	530,000	440,876
5.6% 4/1/44	895,000	749,643
EQM Midstream Partners LP:
4.75% 1/15/31 (b)	985,000	833,135
5.5% 7/15/28	800,000	738,000
6.5% 7/1/27 (b)	785,000	770,878
6.5% 7/15/48	485,000	373,450
7.5% 6/1/27 (b)	555,000	554,988
EQT Corp. 3.9% 10/1/27	1,450,000	1,375,586
Hess Midstream Partners LP:
5.125% 6/15/28 (b)	1,070,000	1,007,653
5.625% 2/15/26 (b)	2,310,000	2,287,177
Hilcorp Energy I LP/Hilcorp Finance Co. 6.25% 11/1/28 (b)	330,000	316,968
Holly Energy Partners LP/Holly Energy Finance Corp.:
5% 2/1/28 (b)	1,360,000	1,266,500
6.375% 4/15/27 (b)	270,000	266,963
New Fortress Energy, Inc. 6.5% 9/30/26 (b)	1,040,000	956,966
Occidental Petroleum Corp.:
3.5% 8/15/29	810,000	746,769
4.2% 3/15/48	530,000	418,478
4.3% 8/15/39	260,000	210,814
4.4% 4/15/46	815,000	667,791
4.4% 8/15/49	920,000	735,647
5.55% 3/15/26	1,275,000	1,287,814
6.125% 1/1/31	1,310,000	1,367,234
6.2% 3/15/40	255,000	257,667
7.875% 9/15/31	170,000	192,540
8.875% 7/15/30	580,000	682,950
Rockies Express Pipeline LLC:
4.8% 5/15/30 (b)	1,285,000	1,143,650
4.95% 7/15/29 (b)	495,000	447,419
6.875% 4/15/40 (b)	190,000	161,013
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29	1,140,000	1,031,347
5.875% 3/15/28	1,695,000	1,661,100
6% 4/15/27	25,000	24,986
Superior Plus LP / Superior General Partner, Inc. 4.5% 3/15/29 (b)	320,000	282,800
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
5.5% 1/15/28 (b)	225,000	207,199
6% 3/1/27 (b)	980,000	929,141
6% 12/31/30 (b)	1,190,000	1,083,828
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5.5% 3/1/30	255,000	248,783
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29 (b)	480,000	427,200
3.875% 11/1/33 (b)	380,000	322,791
4.125% 8/15/31 (b)	460,000	407,818
Western Gas Partners LP:
4.3% 2/1/30	2,375,000	2,174,930
4.65% 7/1/26	808,000	777,700
		44,258,914
Environmental - 1.4%
Darling Ingredients, Inc.:
5.25% 4/15/27 (b)	970,000	945,993
6% 6/15/30 (b)	170,000	169,150
Madison IAQ LLC 4.125% 6/30/28 (b)	1,630,000	1,434,742
Stericycle, Inc. 3.875% 1/15/29 (b)	815,000	723,117
		3,273,002
Food & Drug Retail - 2.0%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC 3.5% 3/15/29 (b)	3,810,000	3,286,125
BellRing Brands, Inc. 7% 3/15/30 (b)	350,000	347,411
Emergent BioSolutions, Inc. 3.875% 8/15/28 (b)	1,590,000	691,571
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (b)	190,000	158,968
		4,484,075
Food/Beverage/Tobacco - 1.6%
JBS U.S.A. Lux SA / JBS Food Co. 5.5% 1/15/30 (b)	2,525,000	2,453,669
Post Holdings, Inc.:
5.5% 12/15/29 (b)	590,000	547,150
5.625% 1/15/28 (b)	405,000	389,813
U.S. Foods, Inc. 4.625% 6/1/30 (b)	180,000	161,137
		3,551,769
Gaming - 2.9%
Melco Resorts Finance Ltd. 4.875% 6/6/25 (b)	1,225,000	1,156,094
MGM Resorts International 5.75% 6/15/25	866,000	855,083
VICI Properties LP / VICI Note Co.:
4.25% 12/1/26 (b)	1,210,000	1,141,939
4.5% 9/1/26 (b)	1,300,000	1,239,147
4.625% 6/15/25 (b)	245,000	237,111
4.625% 12/1/29 (b)	925,000	861,396
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (b)	870,000	821,872
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. 5.125% 10/1/29 (b)	380,000	339,150
		6,651,792
Healthcare - 7.6%
180 Medical, Inc. 3.875% 10/15/29 (b)	200,000	177,252
Avantor Funding, Inc. 4.625% 7/15/28 (b)	1,195,000	1,126,395
Catalent Pharma Solutions 3.5% 4/1/30 (b)	1,700,000	1,406,597
Centene Corp.:
2.45% 7/15/28	75,000	65,013
2.5% 3/1/31	1,665,000	1,360,538
Charles River Laboratories International, Inc.:
3.75% 3/15/29 (b)	315,000	280,566
4.25% 5/1/28 (b)	90,000	83,280
DaVita HealthCare Partners, Inc. 4.625% 6/1/30 (b)	365,000	307,513
Grifols Escrow Issuer SA 4.75% 10/15/28 (b)	200,000	173,924
HCA Holdings, Inc. 5.375% 9/1/26	3,960,000	3,979,227
HealthEquity, Inc. 4.5% 10/1/29 (b)	160,000	143,248
Hologic, Inc. 4.625% 2/1/28 (b)	1,650,000	1,572,385
IQVIA, Inc. 5% 5/15/27 (b)	820,000	795,736
Jazz Securities DAC 4.375% 1/15/29 (b)	350,000	319,319
Molina Healthcare, Inc. 3.875% 5/15/32 (b)	510,000	427,574
Organon & Co. / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/28 (b)	840,000	759,738
Owens & Minor, Inc. 4.5% 3/31/29 (b)	280,000	228,085
Teleflex, Inc. 4.25% 6/1/28 (b)	235,000	216,776
Tenet Healthcare Corp.:
4.625% 6/15/28	1,810,000	1,678,594
4.875% 1/1/26	595,000	579,512
5.125% 11/1/27	1,200,000	1,155,000
6.125% 6/15/30 (b)	465,000	451,380
		17,287,652
Homebuilders/Real Estate - 1.7%
Century Communities, Inc. 3.875% 8/15/29 (b)	460,000	386,701
HAT Holdings I LLC/HAT Holdings II LLC 3.375% 6/15/26 (b)	495,000	439,313
Howard Hughes Corp. 4.375% 2/1/31 (b)	700,000	581,654
Kennedy-Wilson, Inc. 4.75% 2/1/30	770,000	631,581
Ryan Specialty Group LLC 4.375% 2/1/30 (b)	540,000	486,675
Service Properties Trust:
3.95% 1/15/28	75,000	57,117
4.95% 10/1/29	445,000	333,750
5.5% 12/15/27	415,000	367,524
TopBuild Corp. 4.125% 2/15/32 (b)	810,000	687,212
		3,971,527
Hotels - 1.9%
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32 (b)	1,165,000	978,309
4% 5/1/31 (b)	2,780,000	2,408,870
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.875% 4/1/27	445,000	430,825
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/28 (b)	525,000	484,210
		4,302,214
Insurance - 0.4%
Alliant Holdings Intermediate LLC 4.25% 10/15/27 (b)	1,075,000	985,189
Leisure - 1.9%
Carnival Corp.:
7.625% 3/1/26 (b)	675,000	614,250
10.5% 2/1/26 (b)	2,005,000	2,097,050
NCL Corp. Ltd.:
5.875% 2/15/27 (b)	350,000	327,600
8.375% 2/1/28 (b)(d)	230,000	233,687
Royal Caribbean Cruises Ltd. 5.5% 4/1/28 (b)	1,200,000	1,032,000
		4,304,587
Metals/Mining - 0.5%
FMG Resources Pty Ltd. 4.5% 9/15/27 (b)	15,000	14,325
Howmet Aerospace, Inc. 5.95% 2/1/37	45,000	45,423
HudBay Minerals, Inc. 4.5% 4/1/26 (b)	240,000	221,100
Mineral Resources Ltd. 8% 11/1/27 (b)	400,000	409,520
Novelis Corp. 3.875% 8/15/31 (b)	385,000	324,940
		1,015,308
Paper - 0.2%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC 6% 6/15/27 (b)	370,000	369,497
Restaurants - 0.2%
Garden SpinCo Corp. 8.625% 7/20/30 (b)	115,000	123,050
Yum! Brands, Inc. 3.625% 3/15/31	500,000	426,423
		549,473
Services - 5.8%
ADT Corp.:
4.125% 8/1/29 (b)	385,000	342,746
4.875% 7/15/32 (b)	565,000	504,184
AECOM 5.125% 3/15/27	1,485,000	1,459,161
Aramark Services, Inc. 5% 2/1/28 (b)	1,685,000	1,588,113
ASGN, Inc. 4.625% 5/15/28 (b)	2,740,000	2,499,715
Booz Allen Hamilton, Inc. 4% 7/1/29 (b)	155,000	138,919
Fair Isaac Corp. 4% 6/15/28 (b)	450,000	417,827
Gartner, Inc. 3.625% 6/15/29 (b)	220,000	197,560
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (b)	1,030,000	1,013,134
Iron Mountain, Inc. 4.875% 9/15/29 (b)	1,115,000	1,006,996
Prime Securities Services Borrower LLC/Prime Finance, Inc. 3.375% 8/31/27 (b)	2,225,000	1,974,355
Service Corp. International 5.125% 6/1/29	1,425,000	1,364,586
TriNet Group, Inc. 3.5% 3/1/29 (b)	710,000	596,208
		13,103,504
Steel - 0.0%
Roller Bearing Co. of America, Inc. 4.375% 10/15/29 (b)	110,000	99,118
Super Retail - 2.0%
Asbury Automotive Group, Inc.:
4.625% 11/15/29 (b)	245,000	216,198
5% 2/15/32 (b)	260,000	224,237
Bath & Body Works, Inc. 6.625% 10/1/30 (b)	1,170,000	1,143,301
Gap, Inc. 3.875% 10/1/31 (b)	385,000	286,585
Hanesbrands, Inc. 4.875% 5/15/26 (b)	1,115,000	1,038,344
Levi Strauss & Co. 3.5% 3/1/31 (b)	630,000	526,050
Nordstrom, Inc. 4.375% 4/1/30	930,000	746,167
The William Carter Co. 5.625% 3/15/27 (b)	465,000	452,380
		4,633,262
Technology - 3.9%
Block, Inc. 2.75% 6/1/26	380,000	345,359
Central Parent, Inc./Central Merger Sub, Inc. 7.25% 6/15/29 (b)	345,000	344,101
Coherent Corp. 5% 12/15/29 (b)	1,600,000	1,453,046
Crowdstrike Holdings, Inc. 3% 2/15/29	525,000	450,492
Entegris, Inc. 4.375% 4/15/28 (b)	730,000	660,650
Gartner, Inc. 4.5% 7/1/28 (b)	660,000	626,993
Match Group Holdings II LLC:
3.625% 10/1/31 (b)	575,000	461,438
4.125% 8/1/30 (b)	265,000	227,900
MicroStrategy, Inc. 6.125% 6/15/28 (b)	540,000	455,708
onsemi 3.875% 9/1/28 (b)	545,000	497,318
Open Text Holdings, Inc. 4.125% 2/15/30 (b)	130,000	109,470
Roblox Corp. 3.875% 5/1/30 (b)	935,000	789,561
Sensata Technologies, Inc. 3.75% 2/15/31 (b)	1,165,000	988,907
TTM Technologies, Inc. 4% 3/1/29 (b)	550,000	480,563
Twilio, Inc. 3.875% 3/15/31	350,000	288,839
Viavi Solutions, Inc. 3.75% 10/1/29 (b)	770,000	671,825
		8,852,170
Telecommunications - 7.5%
Altice Financing SA 5% 1/15/28 (b)	10,000	8,503
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (b)	1,510,000	1,436,433
Cogent Communications Group, Inc. 7% 6/15/27 (b)	660,000	653,268
Level 3 Financing, Inc.:
4.25% 7/1/28 (b)	2,645,000	2,096,136
4.625% 9/15/27 (b)	2,100,000	1,778,926
Millicom International Cellular SA:
4.5% 4/27/31 (b)	490,000	414,785
5.125% 1/15/28 (b)	900,000	803,700
Sable International Finance Ltd. 5.75% 9/7/27 (b)	2,610,000	2,466,450
SBA Communications Corp. 3.875% 2/15/27	750,000	692,652
Sprint Capital Corp.:
6.875% 11/15/28	3,545,000	3,792,572
8.75% 3/15/32	1,150,000	1,418,491
Telecom Italia Capital SA:
6% 9/30/34	295,000	235,231
7.2% 7/18/36	655,000	556,449
Virgin Media Finance PLC 5% 7/15/30 (b)	105,000	88,136
Virgin Media Secured Finance PLC 5.5% 5/15/29 (b)	740,000	682,755
		17,124,487
Textiles/Apparel - 0.3%
Crocs, Inc. 4.125% 8/15/31 (b)	405,000	336,810
Foot Locker, Inc. 4% 10/1/29 (b)	200,000	169,096
Kontoor Brands, Inc. 4.125% 11/15/29 (b)	130,000	112,446
		618,352
Transportation Ex Air/Rail - 0.1%
Seaspan Corp. 5.5% 8/1/29 (b)	385,000	292,469
Utilities - 6.0%
Clearway Energy Operating LLC:
3.75% 2/15/31 (b)	1,615,000	1,364,400
4.75% 3/15/28 (b)	195,000	183,924
Global Partners LP/GLP Finance Corp. 7% 8/1/27	997,000	957,247
InterGen NV 7% 6/30/23 (b)	1,635,000	1,635,089
NextEra Energy Partners LP 4.25% 9/15/24 (b)	158,000	147,335
NRG Energy, Inc.:
3.625% 2/15/31 (b)	1,666,000	1,319,639
5.25% 6/15/29 (b)	625,000	564,063
6.625% 1/15/27	729,000	725,673
PG&E Corp.:
5% 7/1/28	2,685,000	2,515,979
5.25% 7/1/30	2,115,000	1,945,800
TerraForm Power Operating LLC 4.75% 1/15/30 (b)	130,000	116,998
Vertiv Group Corp. 4.125% 11/15/28 (b)	945,000	819,447
Vistra Operations Co. LLC 5% 7/31/27 (b)	1,395,000	1,312,807
		13,608,401
TOTAL NONCONVERTIBLE BONDS		204,414,807
TOTAL CORPORATE BONDS (Cost $227,649,686)		205,999,321

Common Stocks - 0.5%
	Shares	Value ($)
Energy - 0.3%
Jonah Energy Parent LLC (e)(f)	11,874	668,862
Gaming - 0.1%
Caesars Entertainment, Inc. (e)	5,600	291,536
Utilities - 0.1%
EQT Corp.	6,900	225,423
TOTAL COMMON STOCKS (Cost $678,406)		1,185,821

Bank Loan Obligations - 1.0%
	Principal Amount (a)	Value ($)
Broadcasting - 0.0%
Diamond Sports Group LLC 2LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.0255% 8/24/26 (g)(h)(i)	206,842	15,600
Healthcare - 0.2%
Cano Health, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 8.6614% 11/23/27 (g)(h)(i)	460,000	358,225
Insurance - 0.2%
Alliant Holdings Intermediate LLC Tranche B3 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.0084% 11/12/27 (g)(h)(i)	349,575	348,781
Services - 0.5%
ABG Intermediate Holdings 2 LLC Tranche B1 LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.1614% 12/21/28 (g)(h)(i)	134,325	133,150
Ascend Learning LLC:
2LN, term loan 1 month U.S. LIBOR + 5.750% 10.1336% 12/10/29 (g)(h)(i)	50,000	43,232
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.0697% 12/10/28 (g)(h)(i)	499,950	475,967
Neptune BidCo U.S., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 9.735% 4/11/29 (g)(h)(i)	555,000	507,825
TOTAL SERVICES		1,160,174
Utilities - 0.1%
Brookfield WEC Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.073% 8/1/25 (g)(h)(i)	259,350	259,303
TOTAL BANK LOAN OBLIGATIONS (Cost $2,287,487)		2,142,083

Money Market Funds - 7.3%
	Shares	Value ($)
Fidelity Cash Central Fund 4.38% (j) (Cost $16,578,366)	16,575,051	16,578,366

TOTAL INVESTMENT IN SECURITIES - 99.3% (Cost $247,193,945)	225,905,591
NET OTHER ASSETS (LIABILITIES) - 0.7%	1,635,870
NET ASSETS - 100.0%	227,541,461

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $133,355,580 or 58.6% of net assets.

(c)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)	Non-income producing
(f)	Level 3 security
(g)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(i)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	13,061,727	50,805,027	47,288,388	407,643	-	-	16,578,366	0.0%
Total	13,061,727	50,805,027	47,288,388	407,643	-	-	16,578,366

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate Bonds and Bank Loan Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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